INCOME TAXES - Income tax expense (benefit), income tax reconciliation and components of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax provision (benefit), income tax reconciliation [Abstract]
U.K. statutory rate	19.25%	20.00%	20.25%
Tax at statutory rate	$ 19.1	$ 65.1	$ 31.9
Capitalized interest transactions	0.0	0.0	(5.7)
Foreign rate differential	(39.5)	(92.7)	(30.0)
Deferred intercompany gain/loss	0.0	(20.1)	(33.8)
Foreign asset basis difference	(38.1)	405.9	0.0
Luxembourg restructuring operating loss	0.0	(1,180.2)	0.0
Change in valuation allowance	(29.4)	814.7	106.0
Prior period adjustments	3.6	(4.1)	(6.9)
Unrecognized tax benefits	(24.1)	7.1	9.7
U.S. tax on RCI non-U.S. subsidiaries	5.4	6.3	0.0
Effective Income Tax Rate Reconciliation, Effect of Tax Cuts and Jobs Act of 2017	129.1	0.0	0.0
Termination of local country activity	0.0	0.0	(6.3)
Foreign tax credits/deductions	(0.8)	(1.5)	(2.2)
Other, net	1.3	4.5	1.7
Total provision (benefit)	26.6	5.0	$ 64.4
Deferred tax assets
Accrued employee benefit plan costs	46.2	81.1
U.S. net operating loss	39.3	111.2
Other NOLs and tax credit carryforwards	38.1	36.8
Other	16.3	31.2
Total deferred tax assets	1,315.3	1,453.7
Less: valuation allowance	869.9	889.8
Deferred tax assets, net of valuation allowance	445.4	563.9
Deferred tax liabilities
Property and equipment	412.8	712.8
Other	11.9	12.3
Total deferred tax liabilities	424.7	725.1
Net deferred tax asset (liability)	20.7
Net deferred tax asset (liability)		(161.2)
U.K. [Member]
Deferred tax assets
Foreign net operating loss	2.4	2.8
Trinidad [Member]
Deferred tax assets
Foreign net operating loss	5.9	6.5
Luxembourg [Member]
Deferred tax assets
Foreign net operating loss	1,163.2	1,180.2
Less: valuation allowance	767.0	747.0
Suriname [Member]
Deferred tax assets
Foreign net operating loss	$ 3.9	$ 3.9